UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:  811-23801

Bitwise Funds Trust

(Exact name of registrant as specified in charter)

250 Montgomery Street, Suite 200

San Francisco, California 94104

(Address of principal executive offices) (Zip code)

Delaware Trust Company

251 Little Falls Drive

Wilmington, New Castle County, Delaware 19808

(Name and address of agent for service)

Copies of Communications to

Richard J. Coyle, Esq.

Chapman and Cutler, LLP

320 South Canal Street

Chicago, Illinois 60606

Katherine Dowling, Esq.

Bitwise Asset Management, Inc.

250 Montgomery Street, Suite 200

San Francisco, CA 94104

Registrant’s telephone number, including area code: (415) 707-3663

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Bitwise Bitcoin and Ether Equal Weight Strategy ETF

BTOP | NYSE Arca, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2024

This semi-annual shareholder report contains important information about the Bitwise Bitcoin and Ether Equal Weight Strategy ETF for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.btopetf.com/materials. You can also request this information by contacting us at 1-866-880-7228.

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise Bitcoin and Ether Equal Weight Strategy ETF	$50	0.85%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$9,253,256
Total advisory fees paid	$32,242
Total number of portfolio holdings	2
Period portfolio turnover rate	0%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets
U.S. Treasury Bill	54.9%
Money Market Funds	66.2%
Liabilities in Excess of Other Assets	- 21.1%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Bitwise Bitcoin Strategy Optimum Roll ETF

BITC | NYSE Arca, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2024

This semi-annual shareholder report contains important information about the Bitwise Bitcoin Strategy Optimum Roll ETF for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bitcetf.com/materials. You can also request this information by contacting us at 1-866-880-7228.

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise Bitcoin Strategy Optimum Roll ETF	$50	0.85%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$11,271,772
Total advisory fees paid	$42,177
Total number of portfolio holdings	2
Period portfolio turnover rate	0%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets
U.S. Treasury Bill	61.9%
Money Market Funds	56.4%
Liabilities in Excess of Other Assets	- 18.3%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Bitwise Ethereum Strategy ETF

AETH | NYSE Arca, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2024

This semi-annual shareholder report contains important information about the Bitwise Ethereum Strategy ETF for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.aethetf.com/materials. You can also request this information by contacting us at 1-866-880-7228.

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise Ethereum Strategy ETF	$50	0.85%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$13,189,294
Total advisory fees paid	$41,199
Total number of portfolio holdings	2
Period portfolio turnover rate	0%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets
U.S. Treasury Bill	54.4%
Money Market Funds	69.7%
Liabilities in Excess of Other Assets	- 24.1%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Bitwise Web3 ETF

BWEB | NYSE Arca, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2024

This semi-annual shareholder report contains important information about the Bitwise Web3 ETF for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bwebetf.com/materials. You can also request this information by contacting us at 1-866-880-7228.

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise Web3 ETF	$43	0.85%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$2,842,001
Total advisory fees paid	$10,003
Total number of portfolio holdings	41
Period portfolio turnover rate	13%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets
Information Technology	40.4%
Communication Services	27.9%
Financials	19.6%
Real Estate	7.9%
Energy	1.5%
Consumer Staples	1.3%
Consumer Discretionary	1.3%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	- 0.1%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

(b) Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reporting period.

Item 6. Investments.

(a)

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form or is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

June 30, 2024

Semi-Annual Financial Statements and Other Information

Bitwise Funds Trust

Bitwise Bitcoin and Ether Equal Weight Strategy ETF (BTOP)

Bitwise Bitcoin Strategy Optimum Roll ETF (BITC)

Bitwise Ethereum Strategy ETF (AETH)

Bitwise Funds Trust

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Bitwise Bitcoin and Ether Equal Weight Strategy ETF

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 54.9%
U.S. Treasury Bill, 5.27%, 7/30/2024(a)(b) (Cost $5,078,420)	$5,100,000	$5,078,452

	Shares
Money Market Funds – 66.2%
DWS Government Money Market Series Institutional, 5.25%(c) (Cost $6,129,962)	6,129,962	6,129,962

Total Investments – 121.1% (Cost $11,208,382)		$11,208,414
Liabilities in Excess of Other Assets – (21.1)%		(1,955,158)

Net Assets – 100.0%		$9,253,256

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Security, or a portion thereof, in the amount of $4,480,965 has been pledged as collateral for reverse repurchase agreements as of June 30, 2024. See note 4 for additional information
(c)	Rate shown reflects the 7-day yield as of June 30, 2024.

At June 30, 2024, open Futures Contracts were as follows:

	Number of Contracts	Notional Value	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long position contracts:†
CME Micro Ether Futures	150	$50,715	7/26/24	$(123)
CME Micro Bitcoin Futures	16	96,520	7/26/24	(7,218)
CME Ether Futures	27	4,564,350	7/26/24	(228,902)
CME Bitcoin Futures	15	4,524,375	7/26/24	(369,828)

Total net unrealized depreciation				$(606,071)

†	Cash in the amount of $3,030,528 has been pledged as collateral for open Futures Contracts as of June 30, 2024.

Summary of Investment Type

Industry	% of Net Assets
U.S. Treasury Bill	54.9%
Money Market Funds	66.2%
Total Investments	121.1%
Liabilities in Excess of Other Assets	(21.1)%
Net Assets	100.0%

See Notes to Consolidated Financial Statements.	3

Bitwise Bitcoin and Ether Equal Weight Strategy ETF

Consolidated Schedule of Investments (Continued)

June 30, 2024 (Unaudited)

At June 30, 2024, open reverse repurchase agreements were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Amount	Payable for Reverse Repurchase Agreements

StoneX	6.25%	6/27/2024	7/1/2024	$4,387,950	$4,387,950

				$4,387,950	$4,387,950

See Notes to Consolidated Financial Statements.	4

Bitwise Bitcoin Strategy Optimum Roll ETF

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 61.9%
U.S. Treasury Bill, 5.27%, 7/30/2024(a)(b) (Cost $6,970,185)	$7,000,000	$6,970,424

	Shares
Money Market Funds – 56.4%
DWS Government Money Market Series Institutional, 5.25%(c) (Cost $6,359,908)	6,359,908	6,359,908

Total Investments – 118.3% (Cost $13,330,093)		$13,330,332
Liabilities in Excess of Other Assets – (18.3)%		(2,058,560)

Net Assets – 100.0%		$11,271,772

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Security, or a portion thereof, in the amount of $4,978,850 has been pledged as collateral for reverse repurchase agreements as of June 30, 2024. See note 4 for additional information
(c)	Rate shown reflects the 7-day yield as of June 30, 2024.

At June 30, 2024, open Futures Contracts were as follows:

	Number of Contracts	Notional Value	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long position contracts:†
CME Micro Bitcoin Futures	14	$84,455	7/26/24	$(7,541)
CME Bitcoin Futures	37	11,160,125	7/26/24	(990,454)

Total net unrealized depreciation				$(997,995)

†	Cash in the amount of $3,814,979 has been pledged as collateral for open Futures Contracts as of June 30, 2024.

Summary of Investment Type

Industry	% of Net Assets
U.S. Treasury Bill	61.9%
Money Market Funds	56.4%
Total Investments	118.3%
Liabilities in Excess of Other Assets	(18.3)%
Net Assets	100.0%

At June 30, 2024, open reverse repurchase agreements were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Amount	Payable for Reverse Repurchase Agreements

StoneX	6.25%	6/27/2024	7/1/2024	$4,875,500	$4,875,500

				$4,875,500	$4,875,500

See Notes to Consolidated Financial Statements.	5

Bitwise Ethereum Strategy ETF

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 54.4%
U.S. Treasury Bill, 5.27%, 7/30/2024(a)(b) (Cost $7,169,374)	$7,200,000	$7,169,579

	Shares
Money Market Funds – 69.7%
DWS Government Money Market Series Institutional, 5.25%(c) (Cost $9,196,420)	9,196,420	9,196,420

Total Investments – 124.1% (Cost $16,365,794)		$16,365,999
Liabilities in Excess of Other Assets – (24.1)%		(3,176,705)

Net Assets – 100.0%		$13,189,294

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Security, or a portion thereof, in the amount of $6,970,390 has been pledged as collateral for reverse repurchase agreements as of June 30, 2024. See note 4 for additional information
(c)	Rate shown reflects the 7-day yield as of June 30, 2024.

At June 30, 2024, open Futures Contracts were as follows:

	Number of Contracts	Notional Value	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long position contracts:†
CME Ether Futures	77	$13,016,850	7/26/24	$(609,828)

†	Cash in the amount of $4,253,914 has been pledged as collateral for open Futures Contracts as of June 30, 2024.

Summary of Investment Type

Industry	% of Net Assets
U.S. Treasury Bill	54.4%
Money Market Funds	69.7%
Total Investments	124.1%
Liabilities in Excess of Other Assets	(24.1)%
Net Assets	100.0%

At June 30, 2024, open reverse repurchase agreements were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Amount	Payable for Reverse Repurchase Agreements
StoneX	6.25%	6/27/2024	7/1/2024	$6,825,700	$6,825,700

				$6,825,700	$6,825,700

See Notes to Consolidated Financial Statements.	6

Bitwise Funds Trust

Consolidated Statements of Assets and Liabilities

June 30, 2024 (Unaudited)

	Bitwise Bitcoin and Ether Equal Weight Strategy ETF	Bitwise Bitcoin Strategy Optimum Roll ETF	Bitwise Ethereum Strategy ETF
Assets
Investments, at fair value	$11,208,414	$13,330,332	$16,365,999
Cash	—	414	—
Deposit at Broker for Futures Contracts	3,030,528	3,814,979	4,253,914
Receivables:
Interest	18,396	11,658	20,017
Investment adviser	2,788	5,277	2,618

Total assets	14,260,126	17,162,660	20,642,548

Liabilities
Payables:
Reverse repurchase agreement	4,387,950	4,875,500	6,825,700
Unrealized depreciation on Futures Contracts	606,071	997,995	609,828
Investment advisory fees	7,014	8,731	10,368
Interest on reverse repurchase agreement	3,047	3,385	4,740
Due to broker	2,788	5,277	2,618

Total liabilities	5,006,870	5,890,888	7,453,254

Net Assets	$9,253,256	$11,271,772	$13,189,294

Net Assets Consist of
Paid-in capital	$7,976,603	$9,989,456	$12,137,745
Distributable earnings (loss)	1,276,653	1,282,316	1,051,549

Net Assets	$9,253,256	$11,271,772	$13,189,294

Number of Common Shares outstanding	200,004	250,004	300,004

Net Asset Value, offering and redemption price per share	$46.27	$45.09	$43.96

Investments, at cost	$11,208,382	$13,330,093	$16,365,794

See Notes to Consolidated Financial Statements.	7

Bitwise Funds Trust

Consolidated Statements of Operations

Period ended June 30, 2024 (Unaudited)

	Bitwise Bitcoin and Ether Equal Weight Strategy ETF	Bitwise Bitcoin Strategy Optimum Roll ETF	Bitwise Ethereum Strategy ETF
Investment Income
Dividend income	$78,948	$56,427	$92,242
Interest income	65,810	132,563	88,893

Total income	144,758	188,990	181,135

Expenses
Investment advisory fees	32,242	42,177	41,199
Broker expense	14,245	30,365	13,891

Total expenses	46,487	72,542	55,090

Less fees waived (see Note 4):
Waiver / Reimbursement	(14,245)	(30,365)	(13,891)

Net expenses	32,242	42,177	41,199

Net investment income (loss)	112,516	146,813	139,936

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	17	(6)	9
Futures	1,502,269	1,748,659	1,329,517

Net realized gain (loss)	1,502,286	1,748,653	1,329,526

Net change in unrealized appreciation (depreciation) on:
Investments	(154)	(173)	110
Futures	(574,549)	(790,725)	(637,213)

Net unrealized gain (loss)	(574,703)	(790,898)	(637,103)

Net realized and unrealized gain (loss)	927,583	957,755	692,423

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,040,099	$1,104,568	$832,359

See Notes to Consolidated Financial Statements.	8

Bitwise Funds Trust

Consolidated Statements of Changes in Net Assets

	Bitwise Bitcoin and Ether Equal Weight Strategy ETF		Bitwise Bitcoin Strategy Optimum Roll ETF
	For the Six Months Ended June 30, 2024 (Unaudited)	For the period September 29, 2023(1) to December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the period March 20, 2023(1) to December 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$112,516	$13,532	$146,813	$31,551
Net realized gain (loss)	1,502,286	453,188	1,748,653	707,160
Net change in net unrealized appreciation (depreciation)	(574,703)	(31,336)	(790,898)	(206,858)

Net increase (decrease) in net assets resulting from operations	1,040,099	435,384	1,104,568	531,853

Distributions to shareholders	—	(198,830)	—	(235,273)

Fund Shares Transactions
Proceeds from shares sold	4,813,802	3,162,801	7,433,064	8,486,548
Value of shares redeemed	—	—	(3,934,092)	(2,114,896)
Net increase (decrease) in net assets resulting from fund share transactions	4,813,802	3,162,801	3,498,972	6,371,652

Total net increase (decrease) in net assets	5,853,901	3,399,355	4,603,540	6,668,232

Net Assets
Beginning of period	3,399,355	—	6,668,232	—

End of period	$9,253,256	$3,399,355	$11,271,772	$6,668,232

Changes in Shares Outstanding
Shares outstanding, beginning of period	100,004	—	200,004	—
Shares sold	100,000	100,004	150,000	275,004
Shares redeemed	—	—	(100,000)	(75,000)

Shares outstanding, end of period	200,004	100,004	250,004	200,004

(1)	Commencement of operations.

See Notes to Consolidated Financial Statements.	9

Bitwise Funds Trust

Consolidated Statements of Changes in Net Assets (Continued)

	Bitwise Ethereum Strategy ETF
	For the Six Months Ended June 30, 2024 (Unaudited)	For the period September 29, 2023(1) to December 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$139,936	$7,692
Net realized gain (loss)	1,329,526	344,809
Net change in net unrealized appreciation (depreciation)	(637,103)	27,480

Net increase (decrease) in net assets resulting from operations	832,359	379,981

Distributions to shareholders	—	(160,791)

Fund Shares Transactions
Proceeds from shares sold	11,029,626	2,180,470
Value of shares redeemed	(1,072,351)	—

Net increase (decrease) in net assets resulting from fund share transactions	9,957,275	2,180,470

Total net increase (decrease) in net assets	10,789,634	2,399,660

Net Assets
Beginning of period	2,399,660	—

End of period	$13,189,294	$2,399,660

Changes in Shares Outstanding
Shares outstanding, beginning of period	75,004	—
Shares sold	250,000	75,004
Shares redeemed	(25,000)	—

Shares outstanding, end of period	300,004	75,004

(1)	Commencement of operations.

See Notes to Consolidated Financial Statements.	10

Bitwise Funds Trust

Consolidated Statement of Cash Flow

Period ended June 30, 2024 (Unaudited)

Bitwise Bitcoin and Ether Equal Weight Strategy ETF

Cash Flows Provided by (Used for) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$1,040,099

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by / (used for) operating activities:
Purchases of long-term investment securities	(8,315,422)
Proceeds from sales or maturities of short-term U.S. government and agency obligations	4,498,605
Proceeds from sale of securities	(4,622,540)
Net change in unrealized (appreciation) / depreciation on investments	154
Net realized (gain) / loss from sales of investments	(17)
Net amortization of premium / (discount)	(65,810)
(Increase) Decrease in dividends and interest receivable	(12,691)
Increase (Decrease) in variation margin on futures	574,549
Increase (Decrease) in due to broker	1,103
Interest payable on reverse repurchase agreement	3,047
Increase (Decrease) in investment advisory fees payable	3,490

Net Cash Provided by / (Used for) Operating Activities	(6,895,433)

Cash Flows Provided by (Used for) from Financing Activities:
Shares sold	4,813,802
Proceeds from reverse repurchase agreement	4,485,460
Payments made on reverse repurchase agreement	(97,510)

Cash provided by (used for) financing activities	9,201,752

Net increase (decrease) in cash	2,306,319

Cash and Restricted Cash:
Cash and Restricted Cash, at beginning of period	724,209

Cash and Restricted Cash, at end of period	$3,030,528

See Notes to Consolidated Financial Statements.	11

Bitwise Funds Trust

Consolidated Statement of Cash Flow (Continued)

Period ended June 30, 2024 (Unaudited)

Bitwise Bitcoin Strategy Optimum Roll ETF

Cash Flows Provided by (Used for) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$1,104,568

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by / (used for) operating activities:
Purchases of long-term investment securities	(14,843,141)
Proceeds from sales or maturities of short-term U.S. government and agency obligations	10,496,768
Proceeds from sale of securities	(5,153,395)
Net change in unrealized (appreciation) / depreciation on investments	173
Net realized (gain) / loss from sales of investments	6
Net amortization of premium / (discount)	(132,645)
(Increase) Decrease in dividends and interest receivable	(7,625)
Increase (Decrease) in variation margin on futures	790,725
(Increase) Decrease in capital shares receivable	1,667,143
Increase (Decrease) in due to broker	1,403
Interest payable on reverse repurchase agreement	3,385
Increase (Decrease) in investment advisory fees payable	4,334

Net Cash Provided by / (Used for) Operating Activities	(6,068,301)

Cash Flows Provided by (Used for) from Financing Activities:
Shares sold	7,433,064
Shares redeemed	(3,934,092)
Proceeds from reverse repurchase agreement	4,973,010
Payments made on reverse repurchase agreement	(97,510)

Cash provided by (used for) financing activities	8,374,472

Net increase (decrease) in cash	2,306,171

Cash and Restricted Cash:
Cash and Restricted Cash, at beginning of period	1,509,222

Cash and Restricted Cash, at end of period	$3,815,393

See Notes to Consolidated Financial Statements.	12

Bitwise Funds Trust

Consolidated Statement of Cash Flow (Continued)

Period ended June 30, 2024 (Unaudited)

Bitwise Ethereum Strategy ETF

Cash Flows Provided by (Used for) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$832,359

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by / (used for) operating activities:
Purchases of long-term investment securities	(11,281,889)
Proceeds from sales or maturities of short-term U.S. government and agency obligations	4,799,303
Proceeds from sale of securities	(7,816,052)
Net change in unrealized (appreciation) / depreciation on investments	(110)
Net realized (gain) / loss from sales of investments	(9)
Net amortization of premium / (discount)	(88,893)
(Increase) Decrease in dividends and interest receivable	(16,529)
Increase (Decrease) in variation margin on futures	637,213
Increase (Decrease) in due to broker	1,056
Interest payable on reverse repurchase agreement	4,740
Increase (Decrease) in investment advisory fees payable	7,931

Net Cash Provided by / (Used for) Operating Activities	(12,920,880)

Cash Flows Provided by (Used for) from Financing Activities:
Shares sold	11,029,626
Shares redeemed	(1,072,351)
Proceeds from reverse repurchase agreement	6,923,210
Payments made on reverse repurchase agreement	(97,510)

Cash provided by (used for) financing activities	16,782,975

Net increase (decrease) in cash	3,862,095

Cash and Restricted Cash:
Cash and Restricted Cash, at beginning of period	391,819

Cash and Restricted Cash, at end of period	$4,253,914

See Notes to Consolidated Financial Statements.	13

Bitwise Funds Trust

Consolidated Financial Highlights

Bitwise Bitcoin and Ether Equal Weight Strategy ETF Selected Per Share Data	For the Six Months Ended June 30, 2024 (Unaudited)		Period Ended December 31, 2023(a)
Net Asset Value, beginning of period	$33.99		$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.68		0.24
Net realized and unrealized gain (loss)	11.60		10.74

Total from investment operations	12.28		10.98

Less distributions from:
Net investment income	—		(1.99)

Total distributions	—		(1.99)

Net Asset Value, end of period	$46.27		$33.99

Total Return (%)	36.11	(c)	43.70	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$9		$3
Ratio of expenses before fee waiver (%)	1.23	(d)	1.31	(d)(e)
Ratio of expenses after fee waiver (%)	0.85	(d)	0.85	(d)(e)
Ratio of net investment income (loss) (%)	2.97	(d)	2.97	(d)(e)
Portfolio turnover rate (%)(f)	0	(c)	0	(c)

Bitwise Bitcoin Strategy Optimum Roll ETF Selected Per Share Data	For the Six Months Ended June 30, 2024 (Unaudited)		Period Ended December 31, 2023(g)
Net Asset Value, beginning of period	$33.34		$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.69		0.61
Net realized and unrealized gain (loss)	11.06		9.61

Total from investment operations	11.75		10.22

Less distributions from:
Net investment income	—		(1.88)

Total distributions	—		(1.88)

Net Asset Value, end of period	$45.09		$33.34

Total Return (%)	35.23	(c)	40.56	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$11		$7
Ratio of expenses before fee waiver (%)	1.46	(d)	3.36	(d)(h)
Ratio of expenses after fee waiver (%)	0.85	(d)	0.85	(d)(h)
Ratio of net investment income (loss) (%)	2.96	(d)	2.82	(d)(h)
Portfolio turnover rate (%)(f)	0	(c)	0	(c)

(a)	For the period September 29, 2023 (commencement of operations) through December 31, 2023.
(b)	Per share amounts have been calculated using the average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	For the period October 2, 2023 (commencement of Fund expenses) through December 31, 2023.
(f)	Excludes the impact of in-kind transactions related to the processing of capital share transactions.
(g)	For the period March 20, 2023 (commencement of operations) through December 31, 2023.
(h)	For the period March 21, 2023 (commencement of Fund expenses) through December 31, 2023.

See Notes to Consolidated Financial Statements.	14

Bitwise Funds Trust

Consolidated Financial Highlights (Continued)

Bitwise Ethereum Strategy ETF Selected Per Share Data	For the Six Months Ended June 30, 2024 (Unaudited)		Period Ended December 31, 2023(a)
Net Asset Value, beginning of period	$31.99		$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.62		0.21
Net realized and unrealized gain (loss)	11.35		8.92

Total from investment operations	11.97		9.13

Less distributions from:
Net investment income	—		(2.14)

Total distributions	—		(2.14)

Net Asset Value, end of period	$43.96		$31.99

Total Return (%)	37.43	(c)	36.47	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$13		$2
Ratio of expenses before fee waiver (%)	1.14	(d)	1.52	(d)(f)
Ratio of expenses after fee waiver (%)	0.85	(d)	0.85	(d)(f)
Ratio of net investment income (loss) (%)	2.89	(d)	2.77	(d)(f)
Portfolio turnover rate (%)(e)	0	(c)	0	(c)

(a)	For the period September 29, 2023 (commencement of operations) through December 31, 2023.
(b)	Per share amounts have been calculated using the average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions.
(f)	For the period October 2, 2023 (commencement of Fund expenses) through December 31, 2023.

See Notes to Consolidated Financial Statements.	15

Bitwise Funds Trust

Notes to Consolidated Financial Statements

June 30, 2024 (Unaudited)

1. Organization

Bitwise Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized on April 28, 2022 as a Delaware Statutory Trust.

As of June 30, 2024, the Trust consists of four investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on three of the four Funds listed below:

Bitwise Bitcoin and Ether Equal Weight Strategy ETF

Bitwise Bitcoin Strategy Optimum Roll ETF

Bitwise Ethereum Strategy ETF

Each Fund is a non-diversified series of the Trust.

Bitwise Investment Manager, LLC (the “Adviser”) serves as investment adviser to the Trust and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Trust’s Board of Trustees (the “Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares (“Shares” or “Fund Shares”) on a continuous basis, at net asset value (“NAV”), only in large specified lots of 25,000 shares, each called a “Creation Unit”, to authorized participants. An authorized participant is either (i) a broker-dealer or other participant in the clearing process through Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a participant agreement with the Distributor. Shares are not individually redeemable securities of the Funds, and owners of shares may acquire those shares from the Funds or tender such shares for redemption to the Fund, in Creation Units only.

Fund	Investment objectives
Bitwise Bitcoin and Ether Equal Weight Strategy ETF	The Fund seeks to provide investors with capital appreciation.
Bitwise Bitcoin Strategy Optimum Roll ETF	The Fund seeks to provide investors with capital appreciation.
Bitwise Ethereum Strategy ETF	The Fund seeks to provide investors with capital appreciation.

2. Consolidation of Subsidiary

The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statement of Changes in Net Assets, and the Consolidated Financial Highlights of the Funds listed below include the accounts of a wholly owned subsidiary (each, a “Subsidiary”). All inter-company accounts and transactions have been eliminated in consolidation.

Each Subsidiary is a Cayman Islands exempted company with limited liability. For tax purposes, each Fund is required to increase its taxable income by its proportionate share of its respective share of the applicable Subsidiary’s income. Net losses incurred by each Subsidiary cannot offset income earned by the respective Fund and cannot be carried back or forward by the Subsidiary to offset income from prior or future years.

Fund	Wholly Owned Subsidiary
Bitwise Bitcoin and Ether Equal Weight Strategy ETF	Bitwise Bitcoin and Ether Equal Weight Strategy Cayman Subsidiary, LLC
Bitwise Bitcoin Strategy Optimum Roll ETF	Bitwise Bitcoin Strategy Optimum Yield Cayman Subsidiary, LLC
Bitwise Ethereum Strategy ETF	Bitwise Ethereum Strategy Cayman Subsidiary, LLC

A summary of each Fund’s investment in its corresponding subsidiary is as follows:

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at June 30, 2024	% of Fund’s Consolidated Total Assets at June 30, 2024
Bitwise Bitcoin and Ether Equal Weight Strategy ETF	September 29, 2023	$2,424,457	17.0%
Bitwise Bitcoin Strategy Optimum Roll ETF	March 20, 2023	$2,817,399	16.4%
Bitwise Ethereum Strategy ETF	September 29, 2023	$3,644,086	17.7%

3. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Funds qualify as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

16

Bitwise Funds Trust

Notes to Consolidated Financial Statements (Continued)

June 30, 2024 (Unaudited)

Valuation of Investments

The Board has adopted procedures for valuing portfolio securities in circumstances where market quotes are not readily available. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board has designated the Adviser as its valuation designee (the “Valuation Designee”). As Valuation Designee, the Adviser, subject to the oversight of the Board, is responsible for making fair value determinations. The Adviser’s day-to-day responsibilities as Valuation Designee are performed by a valuation committee established by the Advisor (“the Valuation Committee”).

The NAV of the Funds’ shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ investments are valued using procedures approved by the Board and are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Fixed income and debt securities are valued based on prices received from pricing services. The pricing services use multiple valuation techniques to determine the valuation of the fixed income securities. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation. Fixed income and debt securities are generally categorized as Level 2 of the fair value hierarchy.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Reverse repurchase agreements are valued at cost plus accrued interest. These securities are categorized as Level 2 in the fair value hierarchy.

Investments in open-ended investment companies are valued at their reported NAV each business day and are categorized as Level 1.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has designated the Adviser, as Valuation Designee, to perform fair valuation determinations pursuant to the fair valuation procedures approved by the Board. In undertaking these determinations, the Adviser’s Valuation Committee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. These securities are either categorized as Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

•	Level 1 – Quoted prices in active markets for identical assets that the Funds have the ability to access.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of June 30, 2024 for each Fund based upon the three levels defined above:

Bitwise Bitcoin and Ether Equal Weight Strategy ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$—	$5,078,452	$—	$5,078,452
Money Market Funds	6,129,962	—	—	6,129,962

TOTAL	$6,129,962	$5,078,452	$—	$11,208,414

17

Bitwise Funds Trust

Notes to Consolidated Financial Statements (Continued)

June 30, 2024 (Unaudited)

Liabilities	Level 1	Level 2	Level 3	Total

Futures	$(606,071)	$—	$—	$(606,071)
Reverse Repurchase Agreements	—	(4,387,950)	—	(4,387,950)

TOTAL	$(606,071)	$(4,387,950)	$—	$(4,994,021)

Bitwise Bitcoin Strategy Optimum Roll ETF
Assets	Level 1	Level 2	Level 3	Total

U.S. Treasury Bills	—	6,970,424	—	6,970,424
Money Market Funds	6,359,908	—	—	6,359,908

TOTAL	$6,359,908	$6,970,424	$—	$13,330,332

Liabilities	Level 1	Level 2	Level 3	Total

Futures	(997,995)	—	—	(997,995)
Reverse Repurchase Agreements	—	(4,875,500)	—	(4,875,500)

TOTAL	$(997,995)	$(4,875,500)	$—	$(5,873,495)

Bitwise Ethereum Strategy ETF
Assets	Level 1	Level 2	Level 3	Total

U.S. Treasury Bills	—	7,169,579	—	7,169,579
Money Market Funds	9,196,420	—	—	9,196,420

TOTAL	$9,196,420	$7,169,579	$—	$16,365,999

Liabilities	Level 1	Level 2	Level 3	Total

Futures	(609,828)	—	—	(609,828)
Reverse Repurchase Agreements	—	(6,825,700)	—	(6,825,700)

TOTAL	$(609,828)	$(6,825,700)	$—	$(7,435,528)

Cash

Cash consists of cash on deposit with a major financial institution which may exceed federally insured limits.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

Income Tax Information and Distributions to Shareholders

It is the Funds’ policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is each Fund’s policy to pay out dividends from net investment income at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, will be available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. Each Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance with federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts will be reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Each Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.

18

Bitwise Funds Trust

Notes to Consolidated Financial Statements (Continued)

June 30, 2024 (Unaudited)

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statement.

Each Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations.

Derivative Financial Instruments

In the normal course of business, a Fund uses derivative contracts in connection with its proprietary trading activities. Derivative contracts are subject to additional risks that can result in a loss of all or part of an investment. A Fund’s derivative activities and exposure to derivative contracts are classified by the primary underlying risk: Crypto Assets. In addition to its primary underlying risks, a Fund is also subject to additional counterparty risk due to inability of its counterparties to meet the terms of their contracts.

FASB Accounting Standards Codification, Derivatives and Hedging (“ASC 815”) requires enhanced disclosures about a Fund’s use of, and accounting for, derivative instruments and the effect of derivative instruments on a Fund’s financial position and results of operations. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., crypto assets, interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though a Fund may use derivatives in an attempt to achieve an economic hedge, a Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained. Unlike when a Fund purchases or sells a security, no price would be paid or received by a Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain a Fund’s open positions in futures contracts, a Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” A Fund expects to earn interest income on margin deposits.

The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on a Fund and a Fund can lose more than the principal amount invested; (d) losses caused by unanticipated market movements, which are potentially unlimited; (e) the adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (f) the possibility that the counterparty will default in the performance of its obligations; and (g) if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and a Fund may have to sell securities at a time when it may be disadvantageous to do so.

The following table summarizes the value of the Funds’ derivative instruments held as of June 30, 2024 and the related location in the accompanying Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Fund	Asset Derivatives		Liability Derivatives

Bitwise Bitcoin and Ether Equal Weight Strategy ETF
Crypto Assets	Unrealized appreciation on Futures Contracts*	$ —	Unrealized depreciation on Futures Contracts*	$ (606,071)

Bitwise Bitcoin Strategy Optimum Roll ETF

19

Bitwise Funds Trust

Notes to Consolidated Financial Statements (Continued)

June 30, 2024 (Unaudited)

Crypto Assets	Unrealized appreciation on Futures Contracts*	$ —	Unrealized depreciation on Futures Contracts*	$ (997,995)

Bitwise Ethereum Strategy ETF
Crypto Assets	Unrealized appreciation on Futures Contracts*	$ —	Unrealized depreciation on Futures Contracts*	$ (609,828)

* Includes cumulative unrealized appreciation or unrealized cumulative depreciation on Futures Contracts as disclosed in the Schedule of Investments.

For the period ended June 30, 2024, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on Futures Contracts by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)
Bitwise Bitcoin and Ether Equal Weight Strategy ETF	Crypto Asset	$1,502,269	$(574,549)
Bitwise Bitcoin Strategy Optimum Roll ETF	Crypto Asset	$1,748,659	$(790,725)
Bitwise Ethereum Strategy ETF	Crypto Asset	$1,329,517	$(637,213)

For the period ended June 30, 2024, the average monthly notional volume of derivatives was as follows:

Fund	Future Contracts (Contract Value)
Bitwise Bitcoin and Ether Equal Weight Strategy ETF	$ 7,504,422
Bitwise Bitcoin Strategy Optimum Roll ETF	9,702,429
Bitwise Ethereum Strategy ETF	9,204,951

Reverse repurchase agreements are executed under standardized netting agreements. A netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

Offsetting of Reverse Repurchase Agreements Liabilities

Bitwise Bitcoin and Ether Equal Weight Strategy ETF
Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross A mounts Offset in the Consolidated Statements of Assets and Liabilities	Net Amounts Presented in the Consolidated Statements of Assets and Liabilities	Financial Instruments(a)	Collateral Pledged(a)	Net Amount Payable
Reverse Repurchase Agreements	$ 4,387,950	$—	$ 4,387,950	$ 4,387,950	$ 4,387,950	$ —

(a) These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

20

Bitwise Funds Trust

Notes to Consolidated Financial Statements (Continued)

June 30, 2024 (Unaudited)

Offsetting of Reverse Repurchase Agreements Liabilities

Bitwise Bitcoin Strategy Optimum Roll ETF
Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statements of Assets and Liabilities	Net Amounts Presented in the Consolidated Statements of Assets and Liabilities	Financial Instruments(a)	Collateral Pledged(a)	Net Amount Payable
Reverse Repurchase Agreements	$ 4,875,500	$ —	$ 4,875,500	$ 4,875,500	$ 4,875,500	$ —

(a) These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

Offsetting of Reverse Repurchase Agreements Liabilities

Bitwise Ethereum Strategy ETF
Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statements of Assets and Liabilities	Net Amounts Presented in the Consolidated Statements of Assets and Liabilities	Financial Instruments(a)	Collateral Pledged(a)	Net Amount Payable
Reverse Repurchase Agreements	$ 6,825,700	$ —	$ 6,825,700	$ 6,825,700	$ 6,825,700	$ —

(a) These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

4. Reverse Repurchase Agreements

Reverse repurchase agreements involve the sale of securities held by the Bitwise Bitcoin Ether Equal Weight Strategy ETF, Bitwise Bitcoin Strategy Optimum Roll ETF and Bitwise Ethereum Strategy ETF with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. The Funds may borrow for investment purposes indirectly using reverse repurchase agreements. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Funds to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Funds to counterparties are recorded as a component of interest expense on each Fund’s Consolidated Statement of Operations. Borrowing may cause the Funds to liquidate positions under adverse market conditions to satisfy its repayment obligations. The use of reverse repurchase agreements involves risks that are different from those associated with ordinary portfolio securities transactions. The Funds are subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to meet its contractual obligations) with respect to the security it expects to receive back from a counterparty. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Funds is insufficient or there are delays in the Funds’ ability to access such collateral, the value of an investment in the Funds may decline.

The following table indicates the total amount of reverse repurchased agreements, reconciled to the Bitwise Bitcoin and Ether Equal Weight Strategy ETF liability as of June 30, 2024:

	Less than 30 days	30-90 days	Greater than 90 days	Total
U.S. Government Obligations	$ 4,387,950	$ —	$ —	$ 4,387,950

The following table indicates the total amount of reverse repurchased agreements, reconciled to the Bitwise Bitcoin Strategy Optimum Roll ETF liability as of June 30, 2024:

	Less than 30 days	30-90 days	Greater than 90 days	Total
U.S. Government Obligations	$ 4,875,500	$ —	$ —	$ 4,875,500

21

Bitwise Funds Trust

Notes to Consolidated Financial Statements (Continued)

June 30, 2024 (Unaudited)

The following table indicates the total amount of reverse repurchased agreements, reconciled to the Bitwise Ethereum Strategy ETF liability as of June 30, 2024:

	Less than 30 days	30-90 days	Greater than 90 days	Total
U.S. Government Obligations	$ 6,825,700	$ —	$ —	$ 6,825,700

5. Investment Advisory Agreement and Other Agreements

The Adviser has overall responsibility for the general management and administration of the Funds, subject to the oversight of the Board. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “Investment Advisory Agreement”), the Adviser is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Adviser is entitled to receive a management fee from each Fund based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Fund	Management Fee
Bitwise Bitcoin and Ether Equal Weight Strategy ETF	0.85%
Bitwise Bitcoin Strategy Optimum Roll ETF	0.85%
Bitwise Ethereum Strategy ETF	0.85%

For the Bitwise Bitcoin Strategy Optimum Roll ETF, the Adviser has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses do not exceed 0.85% of average daily net assets until May 1, 2027.

For the period ended June 30, 2024, the Adviser reimbursed the Fund or will reimburse the Fund for broker expenses and other trading expenses.

As of June 30, 2024, the Fund had a receivable from Adviser for $5,277. The Adviser reimbursed the Fund on July 23, 2024.

Fund	Expenses Reimbursed
Bitwise Bitcoin Strategy Optimum Roll ETF	$30,365

For the Funds below, the Adviser has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Funds to the extent necessary to ensure that total annual Fund operating expenses do not exceed 0.85% of average daily net assets until October 2, 2025.

For the period ended June 30, 2024, the Adviser reimbursed the Funds for broker expenses and other trading expenses as follows:

Fund	Expenses Reimbursed
Bitwise Bitcoin and Ether Equal Weight Strategy ETF	$14,245
Bitwise Ethereum Strategy ETF	13,891

As of June 30, 2024, the Bitwise Bitcoin and Ether Equal Weight Strategy ETF had a receivable from Adviser for $2,788 and the Bitwise Ethereum Strategy ETF had a receivable from Adviser for $2,618. The Adviser reimbursed both Funds on July 23, 2024.

This unitary management fee is designed to pay each Fund’s expenses and to compensate the Adviser for the services it provides to the Funds. Out of the unitary management fee, the Adviser pays substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, the Adviser is not responsible for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

Vident Asset Management (the “Sub-Adviser”) serves as the Sub-Adviser to the Bitwise Bitcoin Strategy Optimum Roll ETF. In this capacity, the Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is entitled to a fee by the Adviser. The Fund does not directly compensate the Sub-Adviser.

For the Bitwise Bitcoin and Ether Equal Weight Strategy ETF and the Bitwise Ethereum Strategy ETF, the Adviser is responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing.

22

Bitwise Funds Trust

Notes to Consolidated Financial Statements (Continued)

June 30, 2024 (Unaudited)

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for the Funds.

Foreside Financial Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

A Trustee and certain Officers of the Funds are also employees of the Adviser and receive no compensation from the Funds.

6. Fund Share Transactions

The Funds issues and redeems shares at NAV only in large blocks of 25,000 Shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the shares are not redeemable securities of the Funds.

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

7. Federal Income Taxes

As of December 31, 2023, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

Fund	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Appreciation)
Bitwise Bitcoin and Ether Equal Weight Strategy ETF	$2,435,508	$ 267,876	$452,851	$ (184,975)
Bitwise Bitcoin Strategy Optimum Roll ETF	3,318,367	379,732	707,345	(327,613)
Bitwise Ethereum Strategy ETF	1,787,410	190,939	344,455	(153,516)

The tax character of current year distributions will be determined at the end of the current fiscal year.

8. Subsequent Events

For the period ended July 1, 2024 through August 28, 2024, Bitwise Bitcoin Optimum Roll ETF and Bitwise Ethereum Strategy ETF created 25,000 and 125,000 shares for approximately $1,104,760 and $4,911,529, respectively. Bitwise Bitcoin Optimum Roll ETF and Bitwise Ethereum Strategy ETF redeemed 25,000 and 150,000 shares for approximately $1,087,529 and $6,149,392, respectively.

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date this financial statements were available to be issued. Management has determined that there were no material events that would require disclosure in the Funds’ financial statements other than those disclosed above, which occurred during the period subsequent to June 30, 2024.

23

Bitwise Bitcoin Strategy Optimum Roll ETF

Additional Information (Unaudited)

Discount & Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.bitwiseinvestments.com.

24

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Investment Adviser	Investment Sub-Adviser	Custodian, Administrator,
Bitwise Investment	Vident Asset Management	Securities Lending Agent &
Manager, LLC	1125 Sanctuary Parkway,	Transfer Agent
250 Montgomery Street,	Suite 515	The Bank of New York Mellon
Suite 200	Alpharetta, GA 30009	240 Greenwich Street
San Francisco, CA 94104		New York, NY 10036

Distributor	Independent Registered	Legal Counsel
Foreside Financial	Public Accounting Firm	Chapman and Cutler LLP
Services, LLC	KPMG LLP	320 South Canal Street
Three Canal Plaza, Suite 100	345 Park Avenue	Chicago, IL 60606
Portland, ME 04101	New York, NY 10154

Bitwise Funds Trust
250 Montgomery Street,
Suite 200,
San Francisco, CA 94104

June 30, 2024

Semi-Annual Financial Statements and Other Information

Bitwise Funds Trust

Bitwise Web3 ETF (BWEB)

(This page intentionally left blank)

Bitwise Web3 ETF

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Bitwise Web3 ETF

Schedule of Investments

June 30, 2024 (Unaudited)

	Shares	Value
Common Stocks – 99.9%
Communication Services – 27.9%
Alphabet, Inc., Class C	239	$43,838
Electronic Arts, Inc.	919	128,044
Meta Platforms, Inc., Class A	454	228,916
ROBLOX Corp., Class A*	6,272	233,381
Take-Two Interactive Software, Inc.*	763	118,639
Tencent Holdings Ltd.	861	41,068

		793,886

Consumer Discretionary – 1.3%
LVMH Moet Hennessy Louis Vuitton SE	50	38,240

Consumer Staples – 1.3%
L’Oreal SA	85	37,355

Energy – 1.5%
Exxon Mobil Corp.	372	42,825

Financials – 19.6%
Bitcoin Group SE	76	4,227
Block, Inc.*	1,931	124,530
Coinbase Global, Inc., Class A*	916	203,563
Galaxy Digital Holdings Ltd.*	6,745	78,770
OSL Group Ltd.*	7,193	5,067
Robinhood Markets, Inc., Class A*	4,405	100,038
Visa, Inc., Class A	151	39,633

		555,828

Information Technology – 40.4%
Advanced Micro Devices, Inc.*	249	40,390
Akamai Technologies, Inc.*	759	68,371
Applied Digital Corp.*	1,816	10,805
Bit Digital, Inc.*	2,434	7,740
Bitdeer Technologies Group, Class A*	1,173	12,035
Bitfarms Ltd.*	6,659	17,179
Canaan, Inc., ADR*	6,133	6,132
Cipher Mining, Inc.*	3,791	15,733
Cleanspark, Inc.*	4,512	71,966
Cloudflare, Inc., Class A*	1,712	141,805
CompoSecure, Inc., Class A	361	2,455
Core Scientific, Inc.*	3,108	28,904
Hut 8 Corp.*	706	10,556
Iris Energy Ltd.*	2,711	30,607
Marathon Digital Holdings, Inc.*	5,615	111,458
Microsoft Corp.	99	44,248
Northern Data AG*	1,085	27,676
NVIDIA Corp.	347	42,868
Riot Platforms, Inc.*	5,460	49,904
Shopify, Inc., Class A*	3,629	239,696
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	255	44,322
Terawulf, Inc.*	4,657	20,724

See Notes to Financial Statements.	4

Bitwise Web3 ETF

Schedule of Investments (Continued)

June 30, 2024 (Unaudited)

	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Unity Software, Inc.*	6,217	$101,088

		1,146,662

Real Estate – 7.9%
Equinix, Inc	297	224,710

Total Common Stocks (Cost $3,045,422)		2,839,506

Money Market Funds – 0.2%
DWS Government Money Market Series Institutional, 5.25%(a) (Cost $4,289)	4,289	4,289

Total Investments – 100.1% (Cost $3,049,711)		$2,843,795
Liabilities in Excess of Other Assets – (0.1)%		(1,794)

Net Assets – 100.0%		$2,842,001

*	Non Income Producing
(a)	Rate shown reflects the 7-day yield as of June 30, 2024.

ADR : American Depositary Receipt

Summary of Investment Type

Industry	% of Net Assets
Information Technology	40.4%
Communication Services	27.9%
Financials	19.6%
Real Estate	7.9%
Energy	1.5%
Consumer Discretionary	1.3%
Consumer Staples	1.3%
Money Market Funds	0.2%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Net Assets	100.0%

See Notes to Financial Statements.	5

Bitwise Web3 ETF

Schedule of Investments (Continued)

June 30, 2024 (Unaudited)

Country Breakdown^

Country	% of Net Assets
United States	82.2%
Canada	9.4%
France	2.6%
China	2.1%
Taiwan	1.6%
Germany	1.1%
Australia	1.1%
Liabilities in Excess of Other Assets	(0.1)%
Total	100.0%

^	The Fund’s country breakdown may change over time.

See Notes to Financial Statements.	6

Bitwise Web3 ETF

Statement of Assets and Liabilities

June 30, 2024 (Unaudited)

Bitwise Web3 ETF
Assets
Investments, at fair value	$2,843,795
Receivables:
Securities sold	37,670
Dividends	185
Foreign tax reclaim	48

Total assets	2,881,698

Liabilities
Due to foreign custodian	7,136
Payables:
Capital shares	30,570
Investment advisory fees	1,991

Total liabilities	39,697

Net Assets	$2,842,001

Net Assets Consist of
Paid-in capital	$2,769,756
Distributable earnings (loss)	72,245

Net Assets	$2,842,001

Number of Common Shares outstanding	64,000

Net Asset Value, offering and redemption price per share	$44.41

Investments, at cost	$3,049,711

See Notes to Financial Statements.	7

Bitwise Web3 ETF

Statement of Operations

For the Six Months Ended June 30, 2024 (Unaudited)

Bitwise Web3 ETF
Investment Income
Dividend income*	$4,912

Expenses
Investment advisory fees	10,003

Total expenses	10,003

Net investment income (loss)	(5,091)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(57,666)
In-kind redemptions	361,951
Foreign currency transactions	(3)

Net realized gain (loss)	304,282

Net change in unrealized appreciation (depreciation) on:
Investments	(273,322)
Foreign currency translations	20

Net unrealized gain (loss)	(273,302)

Net realized and unrealized gain (loss)	30,980

Net Increase (Decrease) in Net Assets Resulting from Operations	$25,889

* Net of foreign tax withheld	$124

See Notes to Financial Statements.	8

Bitwise Web3 ETF

Statement of Changes in Net Assets

	Bitwise Web3 ETF
	For the Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(5,091)		$(4,481)
Net realized gain (loss)	304,282		612,320
Net change in net unrealized appreciation (depreciation)	(273,302)		160,537

Net increase (decrease) in net assets resulting from operations	25,889		768,376

Fund Shares Transactions
Proceeds from shares sold	3,566,223	(1)	1,484,996	(2)
Value of shares redeemed	(1,793,207	)(1)	(2,614,222	)(2)

Net increase (decrease) in net assets resulting from fund share transactions	1,773,016		(1,129,226)

Total net increase (decrease) in net assets	1,798,905		(360,850)

Net Assets
Beginning of period	1,043,096		1,403,946

End of period	$2,842,001		$1,043,096

Changes in Shares Outstanding
Shares outstanding, beginning of period	24,000		64,000
Shares sold	80,000	(1)	40,000	(2)
Shares redeemed	(40,000	)(1)	(80,000	)(2)

Shares outstanding, end of period	64,000		24,000

(1)

Certain proceeds from shares sold and value of shares redeemed were related to the normal fund rebalance process, amounting to $1,802,973 and $(1,793,207), respectively. Shares sold and shares redeemed relating to rebalance activities totaled 40,000 and (40,000), respectively.

(2)

Certain proceeds from shares sold and value of shares redeemed were related to the normal fund rebalance process, amounting to $1,484,996 and $(1,481,231), respectively. Shares sold and shares redeemed relating to rebalance activities totaled 40,000 and (40,000), respectively.

See Notes to Financial Statements.	9

Bitwise Web3 ETF

Financial Highlights

Bitwise Web3 ETF Selected Per Share Data	For the Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Period Ended December 31, 2022(a)
Net Asset Value, beginning of period	$43.46		$21.94	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	(0.09)		(0.16)	(0.03)
Net realized and unrealized gain (loss)	1.04		21.68	(3.03)

Total from investment operations	0.95		21.52	(3.06)

Net Asset Value, end of period	$44.41		$43.46	$21.94

Total Return (%)	2.17	(c)	98.13	(12.25	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($millions)	$3		$1	$1
Ratio of expenses (%)	0.85	(d)	0.85	0.85	(d)
Ratio of net investment income (loss) (%)	(0.43	)(d)	(0.53)	(0.44	)(d)
Portfolio turnover rate (%)(e)	13	(c)	32	51	(c)

(a)	For the period October 3, 2022 (commencement of operations) through December 31, 2022.
(b)	Per share amounts have been calculated using the average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions.

See Notes to Financial Statements.	10

Bitwise Web3 ETF

Notes to Financial Statements

June 30, 2024 (Unaudited)

1. Organization

Bitwise Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized on April 28, 2022 as a Delaware Statutory Trust.

As of June 30, 2024, the Trust consists of four investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Fund listed below:

Bitwise Web3 ETF

The Fund is a non-diversified series of the Trust.

Bitwise Investment Manager, LLC (the “Adviser”) serves as investment adviser to the Trust and has overall responsibility for the general management and administration of the Fund, subject to the supervision of the Fund’s Board of Trustees (the “Board”). The Fund commenced operations on October 3, 2022.

The Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, the Fund issues and redeems shares (“Shares” or “Fund Shares”) on a continuous basis, at net asset value (“NAV”), only in large specified lots of 20,000 shares, each called a “Creation Unit”, to authorized participants. An authorized participant is either (i) a broker-dealer or other participant in the clearing process through Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a participant agreement with the Distributor. Shares are not individually redeemable securities of the Fund, and owners of shares may acquire those shares from the Fund or tender such shares for redemption to the Fund, in Creation Units only.

The Fund seeks investment results that, before fees and expenses, correspond generally to the performance of the Bitwise Web3 Equities Index (the “Index”). Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its net assets plus borrowings in the securities comprising the Index. The Index provides focused exposure to the equity securities of companies that are well-positioned to benefit from the emergence of Web3 and Web3 technologies.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Fund.

Valuation of Investments

The Board has adopted procedures for valuing portfolio securities in circumstances where market quotes are not readily available. In accordance with Rule 2a-5 under the Investment Company Act of 1940, as amended, the Board has designated the Adviser as its valuation designee (the “Valuation Designee”). As Valuation Designee, the Adviser, subject to the oversight of the Board, is responsible for making fair value determinations. The Adviser’s day-to-day responsibilities as Valuation Designee are performed by a valuation committee established by the Adviser (“the Valuation Committee”).

The NAV of the Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities in the fair value hierarchy.

Investments in open-ended investment companies are valued at their reported NAV each business day and are categorized as Level 1.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board designated the Adviser, as Valuation Designee, to perform fair valuation determinations pursuant to the fair valuation procedures approved by the Board. In undertaking these

11

Bitwise Web3 ETF

Notes to Financial Statements (Continued)

June 30, 2024 (Unaudited)

determinations, the Adviser’s Valuation Committee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. These securities are either categorized as Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

•	Level 1 – Quoted prices in active markets for identical assets that the Funds have the ability to access.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of June 30, 2024 for the Fund based upon the three levels defined above:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$2,839,506	$—	$—	$2,839,506
Money Market Funds	4,289	—	—	4,289

TOTAL	$2,843,795	$—	$—	$2,843,795

Cash

Cash consists of cash on deposit with a major financial institution which may exceed federally insured limits. As of June 30, 2024, the

Fund did not hold any cash.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

Income Tax Information and Distributions to Shareholders

The Fund’s policy is to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. The Fund’s policy is to pay out dividends from net investment income at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, will be available to offset future net capital gains. The Fund may occasionally be required to make supplemental distributions at some other time during the year. The Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance with federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts will be reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statement.

The Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations.

12

Bitwise Web3 ETF

Notes to Financial Statements (Continued)

June 30, 2024 (Unaudited)

Foreign Taxes

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in its respective net realized gain (loss) categories. Receivables and payables related to foreign taxes, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

3. Investment Advisory Agreement and Other Agreements

The Adviser has overall responsibility for the general management and administration of the Fund, subject to the oversight of the Board. Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Investment Advisory Agreement”), the Adviser is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Fund to operate.

For its investment advisory services to the Fund, the Adviser is entitled to receive a management fee from the Fund based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to 0.85%.

This unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for the services it provides to the Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, the Adviser is not responsible for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

Vident Asset Management (the “Sub-Adviser”) serves as the Sub-Adviser to the Fund. In this capacity, the Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is entitled to a fee by the Adviser. The Fund does not directly compensate the Sub-Adviser.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for the Fund.

Foreside Financial Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund.

A Trustee and certain Officers of the Fund are also employees of the Adviser and receive no compensation from the Fund.

4. Investment Transactions

The Fund’s purchases and sales of securities, other than short-term securities, U.S. Government Securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Bitwise Web3 ETF	$322,896	$306,279

Securities received and delivered in-kind through subscriptions and redemptions were as follows:

Fund	Purchases	Sales
Bitwise Web3 ETF	$3,531,075	$1,781,595

13

Bitwise Web3 ETF

Notes to Financial Statements (Continued)

June 30, 2024 (Unaudited)

5. Fund Share Transactions

The Fund issues and redeems Shares at NAV only in large blocks of 20,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Fund.

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). The Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

6. Concentration of Ownership

As of June 30, 2024, Bitwise Asset Management, Inc., the parent company of the Adviser, directly held 6.25% of the Fund’s shares outstanding.

7. Federal Income Taxes

At December 31, 2023, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Fund	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Bitwise Web3 ETF	$981,523	$ 62,245	$ 76,090	$ (13,845)

The tax character of current year distributions will be determined at the end of the current fiscal year.

8. Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date this financial statements were available to be issued. Management has determined that there were no other material events that would require disclosure in the Fund’s financial statements, which occurred during the period subsequent to June 30, 2024.

14

Bitwise Web3 ETF

Additional Information (Unaudited)

Discount & Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca, as applicable, at a price above (i.e., at a premium) or below

(i.e., at a discount) the NAV of the Fund can be found at www.bitwiseinvestments.com.

15

Investment Adviser Bitwise Investment Manager, LLC 250 Montgomery Street, Suite 200 San Francisco, CA 94104	Investment Sub-Adviser Vident Asset Management 1125 Sanctuary Parkway, Suite 515 Alpharetta, GA 30009	Custodian, Administrator, Securities Lending Agent & Transfer Agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10036

Distributor Foreside Financial Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101	Independent Registered Public Accounting Firm KPMG LLP 345 Park Avenue New York, NY 10154	Legal Counsel Chapman and Cutler LLP 320 South Canal Street Chicago, IL 60606

Bitwise Funds Trust 250 Montgomery Street, Suite 200, San Francisco, CA 94104

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Any Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the financial statements filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable for semi-annual reporting period.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bitwise Funds Trust

By (Signature and Title)*	/s/ Paul Fusaro, President
Paul Fusaro, President
(principal executive officer)

Date: August 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Paul Fusaro, President
Paul Fusaro President
(principal executive officer)

Date: August 29, 2024

By (Signature and Title)*	/s/ James Gallo, Treasurer
James Gallo, Treasurer
(principal financial officer)

Date: August 29, 2024

*	Print the name and title of each signing officer under his or her signature.